Schedule of cash flow information related to leases (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Right-of-use Assets And Operating Lease Liabilities
Operating cash flows from operating leases	$ 192,002	$ 34,337